Subsequent Events (Details) - Part 2 - USD ($)				1 Months Ended
	Oct. 05, 2023	Sep. 05, 2023	Apr. 04, 2023	Aug. 21, 2023	Apr. 10, 2023	Apr. 06, 2023	Feb. 21, 2023	Mar. 17, 2023
Subsequent Event [Member]
Subsequent Events (Details) - Part 2 [Line Items]
Aggregate amount							$ 2,160,000
Gross proceeds							1,500,000
Origination fees							$ 75,000
Repayment amount	$ 4,230,000
Shares issued (in Shares)								4,675
Principal amount			$ 1,060,000
Origination fees	240,000		$ 60,000
Repayment amount	$ 4,110,000			$ 79,500	$ 1,590,000	$ 1,000,000
Subsequent Event [Member] | Revision of Prior Period, Adjustment [Member]
Subsequent Events (Details) - Part 2 [Line Items]
Repayment amount					$ 1,219,000
Forecast [Member]
Subsequent Events (Details) - Part 2 [Line Items]
Repayment amount		$ 77,000